Other Operating Expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other operating expenses [abstract]
Cost related to lease of investment properties	¥ (16,199)	¥ (19,367)	¥ (13,738)
Others	(5,726)	(13,181)	(7,641)
Other operating expenses	¥ (21,925)	¥ (32,548)	¥ (21,379)